                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [X]; Amendment Number: 5

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Magnetar Financial LLC
Address: 1603 Orrington Avenue, 13th Floor
         Evanston, IL 60201

Form 13F File Number: 28-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Turro
Title: Chief Compliance Officer
Phone: 847-905-4690

Signature, Place, and Date of Signing:


/s/ Michael Turro                         Evanston, IL       February 17, 2009
-------------------------------------   -----------------   -------------------
[Signature]                               [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          1

Form 13F Information Table Value Total:    $69,259
                                        (thousands)

List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

   COLUMN 1      COLUMN 2    COLUMN 3   COLUMN 4          COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
--------------   --------   ---------   --------   ----------------------   ----------   --------   -------------------------
                                                                                                        VOTING AUTHORITY
    NAME OF      TITLE OF                 VALUE     SHRS OR    SH/   PUT/   INVESTMENT     OTHER    -------------------------
    ISSUER         CLASS      CUSIP     [x$1000]    PRN AMT    PRN   CALL   DISCRETION   MANAGERS      SOLE     SHARED   NONE
--------------   --------   ---------   --------   ---------   ---   ----   ----------   --------   ---------   ------   ----
HUNTSMAN CORP.   COM        447011107    69,259    2,614,562   SH           SOLE                    2,614,562